Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases	Required remaining lease payments for each fiscal year are as follows:

($ in thousands)
2017	$232
2018	426
2019	366
2020	344
2021 and thereafter	774
Total	$2,142